39) Transactions with related parties (Details Text) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Remuneration of key management personnel	R$ 871,589
Remuneration of key management personnel - Defined contribution pension plans	R$ 515,650
Policy on Management compensation	50.00%
Common shares [Member]
Statement Line Items [Line Items]
Direct and indirect shareholding of the members of Board of Directors and Board of Executive Officers	2.65%	2.48%
Preferred shares [Member]
Statement Line Items [Line Items]
Direct and indirect shareholding of the members of Board of Directors and Board of Executive Officers	0.95%	1.07%
All Shares [Member]
Statement Line Items [Line Items]
Direct and indirect shareholding of the members of Board of Directors and Board of Executive Officers	1.80%	1.78%